Noncontrolling Interest	12 Months Ended
Dec. 31, 2020
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest
19.	NONCONTROLLING INTEREST
Prior to the completion of the Changyou Merger on April 17, 2020, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consisted of noncontrolling interests for Changyou and Sogou and, following the completion of the Changyou Merger, consist of noncontrolling interests for Sogou
.
Noncontrolling Interest in the Consolidated Balance Sheets
As of December 31, 2020 and 2019, noncontrolling interest in the consolidated balance sheets was $0.68 billion and $0.88 billion, respectively.

	As of December 31,
	2019	2020
Changyou	$151,503	$1,321
Sogou	726,960	683,291

Total	$878,463	$684,612

Noncontrolling Interest of Changyou
As of December 31, 2020 and 2019, noncontrolling interest of Changyou of

$
1.3
 million and $
151.5

million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, representing an economic interest of nil
and
33
%, respectively, in Changyou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Changyou’s share-based compensation expense from shareholders’ additional paid-in
capital to noncontrolling interest. As a result of the completion of Sohu’s acquisition of the noncontrolling interests in Changyou on April 17, 2020, Sohu hold
s
100
%
of the combined total of Changyou’s outstanding ordinary shares, and the noncontrolling interests recognized in the Sohu Group’s consolidated balance sheets only reflected economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.
Noncontrolling Interest of Sogou
As of December 31, 2020 and 2019, noncontrolling interest of Sogou of $683.3 million and $727.0 million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, representing an economic interest of 66% and 66%, respectively, in Sogou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Sogou’s share-based compensation expense from shareholders’ additional paid-in
capital to noncontrolling interest.
Noncontrolling Interest in the Consolidated Statements of Comprehensive Income/(Loss)
For the years ended December 31, 2020, 2019 and 2018, respectively, the Sohu Group had net income of negative $42.2 million, net income of $105.9 million and net income of $92.7 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income/(loss).

	Year Ended December 31,
	2018	2019	2020
Changyou	$27,137	$46,990	$18,448
Sogou	65,586	58,955	(60,656)

Total	$92,723	$105,945	$(42,208)

	Year Ended December 31,
	2018	2019	2020
Net income from continuing operations attributable to noncontrolling shareholders	$41,732	$58,223	$18,448
Net income/(loss) from discontinued operations attributable to noncontrolling shareholders	50,991	47,722	(60,656)

Net income/(loss) attributable to noncontrolling interest shareholders	$92,723	$105,945	$(42,208)

Noncontrolling Interest of Changyou
For the years ended December 31, 2020, 2019 and 2018, respectively, a $18.4 million net income, a $47.0 million net income and a $27.1 million net income, respectively, attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss), representing a nil, 33% and 33%, respectively, of the economic interest in Changyou attributable to shareholders other than Sohu.
Noncontrolling Interest of Sogou (Discontinued)
For the years ended December 31, 2020, 2019 and 2018, respectively, a negative $60.7 million net income, a $59.0 million net income and a $65.6 million net income, respectively, attributable to the noncontrolling interest of Sogou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss), representing Sogou’s net income/(loss) attributable to shareholders other than Sohu.